Summary of Significant Accounting Policies (Details) - Schedule of deferred revenue - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Schedule of deferred revenue [Abstract]
Beginning balance	$ 1,524,918	$ 620,332
Ending balance	4,141,555	1,524,918
Increase	$ 2,616,673	$ 904,586